Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y
Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of definite-lived intangible assets	5
Changes in assumptions and experience gains and losses	greater than 10%
Period of benefit obligation in current liabilities	next 12 months
Short term investments maturity period	less than three months
Short term investments maturity period maximum	3 months
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	5.00%
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	2.50%
General purpose equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	10.00%
General purpose equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	7.00%
Special purpose equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	33.00%
Special purpose equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Annual rates of depreciation on fixed assets	10.00%